Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Tax Expense

	2013	2012	2011
Current Federal	$-	$-	$-
Deferred Federal	-	-	-
Total	$-	$-	$-

Effective Tax Rates Differ from Federal Statutory Rate

	2013	2012	2011
Federal Statutory rate times financial statement income (loss)	$(312)	$(1,280)	$(1,845)

Effect of:
Incentive Stock Options	47	3	6
Bank owned life insurance income	(44)	(45)	(44)
Increase in deferred tax valuation allowance	303	1,314	1,876
Other	6	8	7
	$-	$-	$-
Effective tax rate	0%	0%	0%

Deferred Tax Assets and Liabilities

	2013	2012
Deferred tax assets:
Allowance for loan losses	$1,002	$1,298
Post-retirement death benefits	69	70
Deferred compensation	88	93
Deferred loan fees	44	-
AMT Credit	60	60
Nonaccrual interest	80	83
Depreciation	-	71
Tax mark-to-market adjustment	-	36
Net operating loss carry forward	2,487	1,904
Other	38	12
	3,868	3,627

Deferred tax liability:
FHLB stock dividend	366	366
Mortgage servicing rights	7	9
Depreciation	31	-
Prepaid expenses	63	94
Unrealized gain on securities available for sale	33	36
	500	505
Net deferred tax asset before valuation allowance	3,368	3,122
Deferred tax valuation allowance	(3,368)	(3,122)
Net deferred tax asset	$-	$-